8. Net finance income (expense) (Tables)	6 Months Ended
Jun. 30, 2020
Net Finance Income
Schedule of net finance income (expense)
	Jan-Jun/2020	Jan-Jun/2019	Apr-Jun/2020	Apr-Jun/2019
Finance income	282	589	108	332
Income from investments and marketable securities (Government Bonds)	119	239	52	114
Discount and premium on repurchase of debt securities	1	3	−	1
Gains from signed agreements (electric sector)	−	80	−	80
Other income, net	162	267	56	137
Finance expenses	(2,756)	(3,368)	(1,134)	(1,591)
Interest on finance debt	(1,854)	(2,547)	(846)	(1,233)
Unwinding of discount on lease liabilities	(652)	(785)	(310)	(452)
Discount and premium on repurchase of debt securities	(262)	(185)	(2)	(1)
Capitalized borrowing costs	494	693	215	347
Unwinding of discount on the provision for decommissioning costs	(352)	(411)	(160)	(202)
Other finance expenses and income, net	(130)	(133)	(31)	(50)
Foreign exchange gains (losses) and indexation charges	(4,334)	(1,643)	(1,231)	(928)
Foreign exchange gains (losses) (*)	(3,776)	(221)	(2,009)	(202)
Reclassification of hedge accounting to the Statement of Income (*)	(2,443)	(1,494)	(1,043)	(739)
Pis and Cofins inflation indexation charges - exclusion of ICMS (VAT tax) from the basis of calculation	1,780	−	1,780	−
Other foreign exchange gains (losses) and indexation charges, net	105	72	41	13
Total	(6,808)	(4,422)	(2,257)	(2,187)
(*) For more information, see note 30.2.